1-38299

Certnys

NYSE

17010778

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC

NOV 16 2017

Washington, DC 20549

November 16, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE American certifies its approval for listing and registration of the Common stock, par value $0.001 of LEVEL BRANDS, INC. under the Exchange Act of 1934.

Sincerely,